Offerings	Aug. 06, 2026 USD ($) shares
Offering: 1
Offering:
Fee Previously Paid	false
Rule 457(r)	true
Security Type	Debt
Security Class Title	4.829% Notes due 2031
Amount Registered | shares	500,000,000
Maximum Aggregate Offering Price	$ 499,980,000.00
Fee Rate	0.01381%
Amount of Registration Fee	$ 69,047.24
Offering Note	The prospectus supplement to which this exhibit is attached is a final prospectus supplement for the related offering. The maximum aggregate offering price of that offering is $499,980,000.00.
Offering: 2
Offering:
Fee Previously Paid	false
Rule 457(r)	true
Security Type	Debt
Security Class Title	5.269% Notes due 2036
Amount Registered | shares	500,000,000
Maximum Aggregate Offering Price	$ 499,980,000.00
Fee Rate	0.01381%
Amount of Registration Fee	$ 69,047.24
Offering Note	The prospectus supplement to which this exhibit is attached is a final prospectus supplement for the related offering. The maximum aggregate offering price of that offering is $499,980,000.00.